SCHEDULE OF INVESTMENTS
Delaware Ivy Accumulative Fund (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services
Interactive Home Entertainment – 1.5%
Take-Two Interactive Software, Inc.(A)	195	$30,036

Interactive Media & Services – 5.3%
Facebook, Inc., Class A(A)	192	65,001
Pinterest, Inc., Class A(A)	752	38,312

		103,313

Movies & Entertainment – 3.0%
Live Nation, Inc.(A)	637	58,087

Total Communication Services - 9.8%		191,436

Consumer Discretionary
Internet & Direct Marketing Retail – 6.7%
Amazon.com, Inc.(A)	39	129,309

Restaurants – 5.8%
Chipotle Mexican Grill, Inc., Class A(A)	29	51,799
Darden Restaurants, Inc.	403	61,013

		112,812

Total Consumer Discretionary - 12.5%		242,121

Financials
Consumer Finance – 1.2%
SoFi Technologies, Inc.(A)(B)	1,525	24,217

Total Financials - 1.2%		24,217

Health Care
Biotechnology – 2.6%
Genmab A.S. ADR(A)	581	25,382
Natera, Inc.(A)	235	26,242

		51,624

Health Care Equipment – 7.3%
DexCom, Inc.(A)	120	65,404
Insulet Corp.(A)	154	43,699
Tandem Diabetes Care, Inc.(A)	268	31,994

		141,097

Health Care Technology – 1.8%
Inspire Medical Systems, Inc.(A)	152	35,398

Life Sciences Tools & Services – 1.4%
Sartorius Stedim Biotech S.A.(C)	48	26,670

Total Health Care - 13.1%		254,789

Industrials
Aerospace & Defense – 1.3%
Spirit AeroSystems Holdings, Inc.	580	25,649

Airlines – 2.1%
Southwest Airlines Co.(A)	773	39,768

Industrial Machinery – 7.1%
Ingersoll-Rand, Inc.(A)	969	48,829
Kornit Digital Ltd.(A)	615	89,033

		137,862

Trucking – 2.2%
Uber Technologies, Inc.(A)	962	43,080

Total Industrials - 12.7%		246,359

Information Technology
Application Software – 16.6%
Anaplan, Inc.(A)	563	34,285
Cadence Design Systems, Inc.(A)	300	45,432
Five9, Inc.(A)	329	52,553
HubSpot, Inc.(A)	88	59,158
Intuit, Inc.	112	60,501
Q2 Holdings, Inc.(A)	297	23,834
Workday, Inc., Class A(A)	185	46,158

		321,921

Data Processing & Outsourced Services – 9.5%
MasterCard, Inc., Class A	212	73,614
PayPal, Inc.(A)	256	66,661
Shift4 Payments, Inc., Class A(A)	565	43,799

		184,074

Internet Services & Infrastructure – 2.4%
Twilio, Inc., Class A(A)	145	46,378

Semiconductors – 6.1%
Ambarella, Inc.(A)	298	46,334
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	329	36,740
Universal Display Corp.	210	35,979

		119,053

Systems Software – 10.4%
Microsoft Corp.	552	155,520
ServiceNow, Inc.(A)	75	46,670

		202,190

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	601	84,973

Total Information Technology - 49.4%		958,589

TOTAL COMMON STOCKS – 98.7%		$1,917,511

(Cost: $1,071,850)

SHORT-TERM SECURITIES

Money Market Funds(E) - 2.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
0.010%(D)	23,912	23,911
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	21,804	21,804

		45,715

TOTAL SHORT-TERM SECURITIES – 2.4%		$45,715

(Cost: $45,715)

TOTAL INVESTMENT SECURITIES – 101.1%		$1,963,226

(Cost: $1,117,565)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%	(22,205)

NET ASSETS – 100.0%	$1,941,021

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)All or a portion of securities with an aggregate value of $23,617 are on loan.

(C)Listed on an exchange outside the United States.

(D)Investment made with cash collateral received from securities on loan.

(E)Rate shown is the annualized 7-day yield at September 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$191,436	$—	$—
Consumer Discretionary	242,121	—	—
Financials	24,217	—	—
Health Care	228,119	26,670	—
Industrials	246,359	—	—
Information Technology	958,589	—	—
Total Common Stocks	$1,890,841	$26,670	$—
Short-Term Securities	45,715	—	—
Total	$1,936,556	$26,670	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,117,565

Gross unrealized appreciation	865,480

Gross unrealized depreciation	(19,819)

Net unrealized appreciation	$845,661